UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
  Washington, D.C. 20549

 FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
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Check here if Amendment []; Amendment Number:
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This Amendment (Check only one.):  [] is a restatement.
  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Jeffrey L. Gendell
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Address: 55 Railroad Avenue
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         Greenwich, Connecticut 06830
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Form 13F File Number:  028-06950

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey L. Gendell
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Title:
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Phone: 203-769-2000
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Signature, Place, and Date of Signing:

 /s/ Jeffrey L. Gendell      New York, NY               8/13/10
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Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0
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Form 13F Information Table Entry Total: 68
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Form 13F Information Table Value Total: $970,813
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                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.Form 13F File NumberName

NONE



                            Form 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
----------------------------- --------------  ---------- ----------- ----------  ---- ---- ---------- --------- -------- -----------
                                                           VALUE        SHRS OR   SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT   PRN  CALL DISCRETION  MANAGERS SOLE   SHARED  NONE
----------------------------- --------------- ---------- ----------- ----------  ---- ----- ---------- --------- -----  ------- ----

A D C TELECOMMUNICATIONS         COM NEW       000886309    1,597         215,555  SH           SOLE              215,555   0     0
AMERIANA BANCORP                 COM           023613102    866           206,681  SH           SOLE              206,681   0     0
AMERON INTL INC                  COM           030710107    3,978          65,937  SH           SOLE               65,937   0     0
BANK OF AMERICA CORPORATION      COM           060505104    61,504      4,280,000  SH           SOLE            4,280,000   0     0
BLOUNT INTL INC NEW              COM           095180105    431            41,944  SH           SOLE               41,944   0     0
BROADWIND ENERGY INC             COM           11161T108    56,087     20,031,027  SH           SOLE           20,031,027   0     0
BRUSH ENGINEERED MATLS INC       COM           117421107    19,761        989,048  SH           SOLE              989,048   0     0
CAMCO FINL CORP                  COM           132618109    856           340,976  SH           SOLE              340,976   0     0
CAPITAL BK CORP                  COM           139793103    377           115,875  SH           SOLE              115,875   0     0
CENTRUE FINL CORP NEW            COM           15643B106    682           341,135  SH           SOLE              341,135   0     0
CLIFFS NATURAL RESOURCES INC     COM           18683K101    23,580        500,000  SH           SOLE              500,000   0     0
COMMUNITY CENTRAL BANK CORP      COM           20363J107    234           204,999  SH           SOLE              204,999   0     0
CONSOL ENERGY INC                COM           20854P109    22,802        675,400  SH           SOLE              675,400   0     0
DYCOM INDS INC                   COM           267475101    20,874      2,441,457  SH           SOLE            2,441,457   0     0
ENGLOBAL CORP                    COM           293306106    3,680       1,786,581  SH           SOLE            1,786,581   0     0
                                 SPONSORED
ENSCO PLC                        ADR           29358Q109    69,306      1,764,410  SH           SOLE            1,764,410   0     0
EXIDE TECHNOLOGIES               COM NEW       302051206    78,464     15,089,230  SH           SOLE           15,089,230   0     0
FIDELITY SOUTHERN CORP NEW       COM           316394105    4,141         631,300  SH           SOLE              631,300   0     0
FIRST BANCSHARES INC MO          COM           318687100    402            44,762  SH           SOLE               44,762   0     0
FIRST DEFIANCE FINL CORP         COM           32006W106    1,126         125,901  SH           SOLE              125,901   0     0
FIRST FED NORTHN MICH BANCOR     COM           32021X105    347           142,088  SH           SOLE              142,088   0     0
FIRST INTST BANCSYSTEM INC       COM CL A      32055Y201    393            25,000  SH           SOLE               25,000   0     0
FOSTER WHEELER AG                COM           H27178104    34,191      1,623,500  SH           SOLE            1,623,500   0     0
FURMANITE CORPORATION            COM           361086101     2,969        747,839  SH           SOLE              747,839   0     0
GOLDMAN SACHS GROUP INC          COM           38141G104    19,691        150,000  SH           SOLE              150,000   0     0
GOODYEAR TIRE & RUBR CO          COM           382550101    57,764      5,811,267  SH           SOLE            5,811,267   0     0





HAWTHORN BANCSHARES INC          COM           420476103    2,946         244,501  SH           SOLE              244,501   0     0
HMN FINL INC                     COM           40424G108    1,211         264,469  SH           SOLE              264,469   0     0
HORIZON BANCORP IND              COM           440407104    2,001          93,818  SH           SOLE               93,818   0     0
INNOSPEC INC                     COM           45768S105   35,074       3,739,237  SH           SOLE            3,739,237   0     0
INTEGRATED ELECTRICAL SVC        COM           45811E301   29,855       8,554,493  SH           SOLE            8,554,493   0     0
JAMES RIVER COAL CO              COM NEW       470355207   21,608       1,357,300  SH           SOLE            1,357,300   0     0
JANUS CAP GROUP INC              COM           47102X105   23,428       2,638,300  SH           SOLE            2,638,300   0     0
JPMORGAN CHASE & CO              COM           46625H100   40,820       1,115,000  SH           SOLE            1,115,000   0     0
KBR INC                          COM           48242W106   11,431         562,019  SH           SOLE              562,019   0     0
LEGG MASON INC                   COM           524901105   21,185         755,800  SH           SOLE              755,800   0     0
LOUISIANA PAC CORP               COM           546347105   42,062       6,287,309  SH           SOLE            6,287,309   0     0
LSB INDS INC                     COM           502160104   12,983         975,395  SH           SOLE              975,395   0     0
MARSHALL & ILSLEY CORP NEW       COM           571837103   44,624       6,215,050  SH           SOLE            6,215,050   0     0
MASTEC INC                       COM           576323109   29,352       3,122,506  SH           SOLE            3,122,506   0     0
MB FINANCIAL INC NEW             COM           55264U108   943             51,300  SH           SOLE               51,300   0     0
MFRI INC                         COM           552721102   503             83,834  SH           SOLE               83,834   0     0
MUTUALFIRST FINL INC             COM           62845B104   1,823          272,100  SH           SOLE              272,100   0     0
NATIONAL TECHNICAL SYS INC       COM           638104109   474             65,520  SH           SOLE               65,520   0     0
NEW HAMPSHIRE THRIFT BANCSHS     COM           644722100   817             77,808  SH           SOLE               77,808   0     0
NORTH AMERN ENERGY PARTNERS      COM           656844107   1,625          184,000  SH           SOLE              184,000   0     0
NORTHEAST BANCORP                COM           663904100   2,295          180,682  SH           SOLE              180,682   0     0
NATIONAL OILWELL VARCO INC       COM           637071101   16,452         497,493  SH           SOLE              497,493   0     0
OCEANEERING INTL INC             COM           675232102   21,453         477,800  SH           SOLE              477,800   0     0
OM GROUP INC                     COM           670872100   28,237       1,183,460  SH           SOLE            1,183,460   0     0
OMNOVA SOLUTIONS INC             COM           682129101   6,563          840,281  SH           SOLE              840,281   0     0
PARKVALE FINL CORP               COM           701492100   1,033          123,315  SH           SOLE              123,315   0     0
PATRICK INDS INC                 COM           703343103   9,574        5,174,963  SH           SOLE            5,174,963   0     0
PEOPLES BANCORP N C INC          COM           710577107   1,572          327,510  SH           SOLE              327,510   0     0
PREFORMED LINE PRODS CO          COM           740444104   1,570           56,159  SH           SOLE               56,159   0     0
PRINCETON NATL BANCORP INC       COM           742282106   332             54,000  SH           SOLE               54,000   0     0
POVIDENT CMNTY BANCSHARES IN     COM           74386S107   286            132,000  SH           SOLE              132,000   0     0
PROVIDENT FINL HLDGS INC         COM           743868101   1,560          324,900  SH           SOLE              324,900   0     0
SHILOH INDS INC                  COM           824543102   2,530          299,092  SH           SOLE              299,092   0     0
SOUTHERN CMNTY FINL CORP         COM           842632101   540            241,058  SH           SOLE              241,058   0     0
STATE STR CORP                   COM           857477103   11,411         337,400  SH           SOLE              337,400   0     0





SUN BANCORP INC                  COM           86663B102   486            129,300  SH           SOLE              129,300   0     0
SYNALLOY CP DEL                  COM           871565107   469             55,851  SH           SOLE               55,851   0     0
TIDEWATER INC                    COM           886423102   11,829         305,500  SH           SOLE              305,500   0     0
TUTOR PERINI CORP                COM           901109108   11,953         725,330  SH           SOLE              725,330   0     0
UNITED BANCSHARES INC OHIO       COM           909458101   426             43,200  SH           SOLE               43,200   0     0
WESTMORELAND COAL CO             COM           960878106   8,032          989,200  SH           SOLE              989,200   0     0
WILLBROS GROUP INC DEL           COM           969203108   21,342       2,884,080  SH           SOLE            2,884,080   0     0

